Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - Warrants I Q Financing	12 Months Ended
Mar. 31, 2018 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants exercise price	$ 3.37
Warrants expiring date	Dec. 12, 2019